         JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT H JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT U JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT V

        JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY VARIABLE ACCOUNT I JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY VARIABLE ACCOUNT JF


       SUPPLEMENT DATED OCTOBER 1, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 that describe certain variable annuity contracts issued by John Hancock Life Insurance Company or by John Hancock Variable Life Insurance Company. The Prospectuses bear the title of one or more of the following variable annuity contracts:

Accommodator Variable Annuity                  Patriot Variable Annuity
Accommodator 2000 Variable Annuity             Revolution Access Variable Annuity
Declaration Variable Annuity                   Revolution Extra Variable Annuity
Independence Variable Annuity                  Revolution Value Variable Annuity
Independence 2000 Variable Annuity             Revolution Value II Variable Annuity
Independence Preferred Variable Annuity        Wealth Builder Variable Annuity

We call each of these prospectuses a "Product Prospectus."

--------------------------------------------------------------------------------
You should read this Supplement together with the Product Prospectus for the Contract you purchase, and retain both documents for future reference. If you would like another copy of the Product Prospectus, please contact our Annuities Service Office at 1-800-824-0335 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

NAME CHANGE FOR BOND INDEX TRUST B

Effective October 1, 2007, the Board of Trustees of John Hancock Trust approved the name change of the Bond Index Trust B to the Total Bond Market Trust B.



          333-81103   033-82648
          002-38827   033-64947
          033-34813   333-84769
          033-15672   333-84767
          033-82646   333-81127